Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                             Philadelphia, PA 19103
                             (215) 988-2700 (Phone)
                           (215) 988-2757 (Facsimile)
                              www.drinkerbiddle.com




February 1, 2008


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

         Re:      BHR Institutional Funds
                  (1933 Act Registration No. 333-135371)
                  (1940 Act Registration No. 811-21913)
                  ---------------------------------------

Ladies and Gentlemen:

                  On behalf of BHR Institutional Funds (the "Trust") and pursuant to Rule 497(j) of the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that the prospectuses and statements of additional information dated January 31, 2008 for the Trust's ClariVest International Equity Fund, ClariVest SMid Cap Core Growth Fund, Disciplined Global Equity Fund and Smith Group Large Cap Core Growth Fund that would have been filed under paragraph (c) of Rule 497 of the Securities Act would not have differed from the prospectuses and statements of additional information dated January 31, 2008 contained in the Trust's Post-Effective Amendment No. 15 to the Trust's Registration Statement on Form N-1A under the Securities Act and the Investment Company Act of 1940, as amended, which was filed on January 28, 2008.

                  Questions and comments concerning this letter may be directed to the undersigned at (215) 988-3307.

                                                       Very truly yours,

                                                       /s/ Jillian Lynn Bosmann
                                                       -------------------------
                                                       Jillian Lynn Bosmann

cc:  Michael P. Malloy